[Letterhead of Willkie Farr & Gallagher LLP]

VIA EDGAR

March 28, 2007

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Credit Suisse Trust
(File No. 333-140901)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Credit Suisse Small Cap Core I Portfolio, a series of Credit Suisse Trust (the “Trust”) hereby certifies that the definitive Prospectus/Proxy Statement and Statement of Additional Information for Credit Suisse Small Cap Core I Portfolio, dated March 23, 2007, do not differ from the Prospectus/Proxy Statement and Statement of Additional Information contained in the Registration Statement for the Trust electronically filed with the Securities and Exchange Commission under Form N-14 on March 23, 2007.

If you have any questions or comments, please do not hesitate to call me at (212) 728-8622.

Very truly yours,

/s/ Aaron D. Wasserman
Aaron D. Wasserman

cc:	J. Kevin Gao, Esq.
Rose F. DiMartino, Esq.